Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

	December 31, 2010
	Previously Reported	Adjustment	Restated
Consolidated Balance Sheets:
Net asset in respect of VEBA(s)	$195.7	$(37.7)	$158.0
Deferred tax assets — net	231.1	14.2	245.3
Total assets	1,342.4	(23.5)	1,318.9
Retained earnings	80.1	(2.1)	78.0
Accumulated other comprehensive income (loss)	1.7	(21.4)	(19.7)
Total stockholders’ equity	912.2	(23.5)	888.7
Total liabilities and equity	1,342.4	(23.5)	1,318.9

	Year ended December 31, 2010
	Previously Reported	Adjustment	Restated
Statements of Consolidated Income:
Selling, administrative, research and development, and general	$64.4	$3.3	$67.7
Total costs and expenses	1,034.7	3.3	1,038.0
Operating income	44.4	(3.3)	41.1
Income before income taxes	28.4	(3.3)	25.1
Income tax provision	(14.3)	1.2	(13.1)
Net income	14.1	(2.1)	12.0
Earnings per common share, Basic:
Net income per share	$0.72	$(0.11)	$0.61
Earnings per common share, Diluted:
Net income per share	$0.72	$(0.11)	$0.61

Statements of Consolidated Comprehensive (Loss) Income:[1]
Net income	$14.1	$(2.1)	$12.0
Other comprehensive (loss) income:
Defined benefit pension plan and VEBAs
Net actuarial gain arising during the period	11.4	14.1	25.5
Tax impact on net actuarial gain	(4.4)	(5.3)	(9.7)
Reclassification adjustments:
Less: amortization of net actuarial loss	(0.4)	1.1	0.7
Less: tax impact on amortization of net actuarial loss	0.2	(0.4)	(0.2)
Less: amortization of prior service cost	4.2	—	4.2
Less: tax impact on amortization of prior service cost	(1.6)	—	(1.6)

Comprehensive income	23.1	7.4	30.5

Statements of Consolidated Stockholders' Equity:[1]
Net income	$14.1	$(2.1)	$12.0
Retained earnings	80.1	(2.1)	78.0
Accumulated other comprehensive income (loss)	1.7	(21.4)	(19.7)
Total stockholders' equity	912.2	(23.5)	888.7

Statements of Consolidated Cash Flows:
Net income	$14.1	$(2.1)	$12.0
Deferred income taxes	14.5	(1.2)	13.3
Non-cash net periodic benefit cost[2]	—	5.1	5.1
Other non-cash changes in assets and liabilities[2]	1.0	(1.7)	(0.7)

	Year ended December 31, 2009
	Previously Reported	Adjustment	Restated
Statements of Consolidated Comprehensive (Loss) Income:[1]
Other comprehensive (loss) income:
Defined benefit pension plan and VEBAs
Net actuarial gain arising during the period	$114.6	$(48.3)	$66.3
Tax impact on net actuarial gain	(43.2)	18.2	(25.0)
Prior service cost arising during the period	(32.4)	(1.4)	(33.8)
Tax impact on prior service cost	12.2	0.5	12.7
Comprehensive income	123.5	(30.9)	92.6

Statements of Consolidated Stockholders' Equity:[1]
Accumulated other comprehensive loss	$(7.3)	$(30.9)	$(38.2)
Total stockholders' equity	901.2	(30.9)	870.3
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[1]
Total comprehensive (loss) income and components of other comprehensive (loss) income were previously included in the Statement of Stockholders' Equity. In 2011, the Company presented the Statement of Comprehensive (Loss) Income as a separate statement in accordance with ASU 2011-05. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.

[2]
Non-cash net periodic benefit cost was included within Other non-cash changes in assets and liabilities in 2010. Such amount has been reclassified from Other non-cash changes in assets and liabilities to conform to current period presentation.